Offerings	Sep. 02, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Series E Warrants
Amount Registered	2,580,648
Proposed Maximum Offering Price per Unit	1.3
Maximum Aggregate Offering Price	$ 3,354,842.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 463.3
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to 457(g) under the Securities Act, based on the exercise price of the Series E Warrants.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Series F Warrants
Amount Registered	2,180,648
Proposed Maximum Offering Price per Unit	1.3
Maximum Aggregate Offering Price	$ 2,834,842.4
Fee Rate	0.01381%
Amount of Registration Fee	$ 391.49
Offering Note
(2)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Series F Warrants.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.00001 per share, issuable upon the exercise of Placement Agent warrants
Amount Registered	177,049
Proposed Maximum Offering Price per Unit	1.625
Maximum Aggregate Offering Price	$ 287,704.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 39.73
Offering Note
(3)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act, based on the exercise price of the Placement Agent Warrants.